OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares			Value
Common Stocks: 81.4%
Aerospace & Defense: 1.3%
68,160		Spirit AeroSystems Holdings, Inc. - Class A	$1,997,088

Auto Components: 1.9%
32,190		Aptiv PLC [1]	2,867,163

Banks: 4.3%
23,200		First Republic Bank	3,345,440
18,970		The PNC Financial Services Group, Inc.	2,992,897
			6,338,337

Chemicals: 4.4%
15,240		Air Products & Chemicals, Inc.	3,664,915
24,570		International Flavors & Fragrances, Inc.	2,926,779
			6,591,694

Commercial Services & Supplies: 3.2%
38,215		Waste Connections, Inc.	4,737,131

Electrical Equipment: 2.9%
20,020		AMETEK, Inc.	2,199,998
9,765		Generac Holdings, Inc. [1]	2,056,314
			4,256,312

Equity Real Estate Investment Trusts - REITS: 3.8%
19,795		Crown Castle International Corp.	3,333,082
25,635		Lamar Advertising Co. - Class A	2,255,111
			5,588,193

Food & Staples Retailing: 2.3%
40,495		Sysco Corp.	3,430,331

Health Care Equipment & Supplies: 4.7%
112,480		Boston Scientific Corp. [1]	4,192,130
11,330		Teleflex, Inc.	2,785,480
			6,977,610

Health Care Providers & Services: 4.1%
65,355		CVS Health Corp.	6,055,794

Insurance: 3.0%
38,825		The Progressive Corp.	4,514,183

Interactive Media & Services: 7.1%
4,817		Alphabet, Inc. - Class C [1]	10,536,947

Internet & Direct Marketing Retail: 2.8%
39,140		Amazon.com, Inc. [1]	4,157,059

IT Services: 4.4%
28,010		International Business Machines Corp.	3,954,732
12,885		Visa, Inc. - Class A	2,536,928
			6,491,660

Life Sciences Tools & Services: 3.2%
18,835		Danaher Corp.	4,775,049

Machinery: 1.2%
14,255		Lincoln Electric Holdings, Inc.	1,758,497

Multiline Retail: 5.7%
20,120		Dollar General Corp.	4,938,253
24,550		Target Corp.	3,467,196
			8,405,449

Pharmaceuticals: 2.0%
16,360		Johnson & Johnson	2,904,064

Road & Rail: 4.9%
14,145		Old Dominion Freight Line, Inc.	3,625,080
17,385		Union Pacific Corp.	3,707,873
			7,332,953

Semiconductors & Semiconductor Equipment: 2.9%
34,556		Advanced Micro Devices, Inc. [1]	2,642,498
18,034		Applied Materials, Inc.	1,640,733
			4,283,231

Software: 9.5%
6,022		Adobe, Inc. [1]	2,204,413
37,795		Microsoft Corp.	9,706,890
7,301		Synopsys, Inc. [1]	2,217,314
			14,128,617

Specialty Retail: 1.8%
37,805		Ross Stores, Inc.	2,655,045

Total Common Stocks
(Cost $87,530,097)			120,782,407

Short-Term Investments: 18.6%
Money Market Funds: 18.6%
27,594,645		Federated Hermes U.S. Treasury Cash Reserves - Class I, 0.970% [2]	27,594,645
Total Money Market Funds
(Cost $27,594,645)			27,594,645
Total Short-Term Investments
(Cost $27,594,645)			27,594,645
Total Investments in Securities: 100.0%
(Cost $115,124,742)			148,377,052
Other Assets in Excess of Liabilities: 0.0% [3]			(45,890)
Total Net Assets: 100.0%			$148,331,162

	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of June 30, 2022.
	[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Osterweis Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$120,782,407	$-	$-	$120,782,407
Short-Term Investments	27,594,645	-	-	27,594,645
Total Assets:	$148,377,052	$–	$–	$148,377,052

[1] See Schedule of Investments for industry breakouts.